MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2015
MAJOR CUSTOMERS [Abstract]
MAJOR CUSTOMERS
NOTE 17:          MAJOR CUSTOMERS

A substantial portion of the Company's revenue is derived from search fees and online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or in customer buying behavior could adversely affect the Company's operating results.

The following table sets forth the customers that represented 10% or more of the Company's total revenues in each of the years presented below:

	Year ended December 31,
	2013	2014	2015

Customer A	63%	74%	81%
Customer B	22%	*	*

*	less than 10%

The following is a summary of customers that accounted for at least 10% of the total accounts receivable as of December 31, 2014 and 2015:

	December 31
	2014	2015

Customer A	65%	23%
Customer B	*	*

*	less than 10%